Label	Element	Value
Socially Responsible Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock	VALIC COMPANY II Socially Responsible Fund (each a “Fund” and collectively, the “Funds”) Supplement to the Prospectus dated January 1, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Socially Responsible Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In each of the Fund’s Fund Summary, under Principal Investment Strategies of the Fund, the following paragraph is hereby inserted as the last paragraph:

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In each of the Fund’s Fund Summary, under Principal Risks of Investing in the Fund, the following risk is hereby inserted:

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please keep this supplement for future reference. Date: April 30, 2014
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines.